Long-Term Incentive Awards - Restricted Stock Activity (Details) (2004 Amended and Restated Long-Term Incentive Plan, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Objective-based Awards (share settled)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Non-vested at the beginning of the period (in shares)	596,858
Granted (in shares)			0
Vested (in shares)	(198,972)	0	0
Forfeited (in shares)	(41,521)
Non-vested at the end of the period (in shares)	1,166,391	596,858
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Weighted-average grant date fair value at the beginning of the period, Non-vested (in dollars per share)	$ 5.93
Weighted-average grant date fair value, Granted (in dollars per share)	$ 5.28	$ 5.93
Weighted-average grant date fair value, Vested (in dollars per share)	$ 5.93
Weighted-average grant date fair value, Forfeited (in dollars per share)	$ 5.28
Weighted-average grant date fair value at the end of the period, Non-vested (in dollars per share)	$ 5.50	$ 5.93
Time-based Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Non-vested at the beginning of the period (in shares)	1,375,010
Granted (in shares)	924,733
Vested (in shares)	(563,431)
Forfeited (in shares)	(97,774)
Non-vested at the end of the period (in shares)	1,638,538	1,375,010
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Weighted-average grant date fair value at the beginning of the period, Non-vested (in dollars per share)	$ 4.90
Weighted-average grant date fair value, Granted (in dollars per share)	$ 5.03	$ 5.00	$ 3.79
Weighted-average grant date fair value, Vested (in dollars per share)	$ 4.79
Weighted-average grant date fair value, Forfeited (in dollars per share)	$ 4.39
Weighted-average grant date fair value at the end of the period, Non-vested (in dollars per share)	$ 5.04	$ 4.90
Minimum | Objective-based Awards (share settled)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)	0
Maximum | Objective-based Awards (share settled)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)	810,026